Non-Controlling Interest in Consolidated Subsidiaries - Rollforward (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance			$ 337,801	$ 335,117	$ 307,187
Consolidated net income from continued operations	$ 4,536	[1]	76,677	34,743	37,678
Other comprehensive loss	(921)	[2]	(15,557)	(14,932)	3,560
Remeasurements of the Net Defined Benefit Liability	9	[2]	160	661	296
Dividends declared and paid			(18,798)	(17,534)	(13,416)
Share based payment			(92)	89	40
Contribution from non-controlling interest				352
Ending Balance	$ 22,392	[3]	378,369	337,801	335,117
Non-controlling interest
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Beginning Balance			75,197	72,516	69,444
Consolidated net income from continued operations			10,988	10,834	9,183
Other comprehensive loss			(3,465)	(2,198)	(368)
Exchange differences on translation of foreign operation			(3,325)	(1,558)	(1,342)
Remeasurements of the Net Defined Benefit Liability			87	173	(36)
Valuation of the effective portion of derivative financial instruments			(227)	(813)	1,010
Dividends declared and paid			(6,551)	(6,176)	(5,729)
Share based payment			22	(57)	(14)
Other acquisitions and remeasurements			0	5	0
Repurchase of non-controlling interests			0	(79)	0
Contribution from non-controlling interest			0	352	0
Disposals of businesses (Envoy and others)			(1,682)	0	0
Ending Balance			$ 74,509	$ 75,197	$ 72,516

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[3]	Convenience translation to U.S. dollars ($) – See Note 2.2.3